RISK MANAGEMENT (Details 7) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 160,468,094	$ 151,747,486
Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,705,196	5,570,698
Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	975,118	1,766,589
Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,449,403	5,549,103
Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,514,011	3,402,206
Government Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,932,565	3,630,518
Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,628,926	18,618,597
Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,635,564	22,010,238
Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,910,674	8,224,484
Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,652,849	9,639,670
Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	48,086,544	41,790,570
Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,242,501	20,940,023
Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	10,734,743	10,604,790
Local Market [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	117,257,613	109,208,109
Local Market [Member] | Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,533,671	3,360,479
Local Market [Member] | Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	909,127	1,670,126
Local Market [Member] | Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,640,910	4,992,305
Local Market [Member] | Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,341,248	3,184,196
Local Market [Member] | Government Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,780,686	3,426,089
Local Market [Member] | Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	15,464,605	14,122,163
Local Market [Member] | Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,115,018	15,953,310
Local Market [Member] | Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,307,712	7,484,105
Local Market [Member] | Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,180,634	5,013,469
Local Market [Member] | Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,367,376	28,673,632
Local Market [Member] | Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,248,665	15,186,857
Local Market [Member] | Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,367,961	6,141,378
Foreign Market [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	43,210,481	42,539,377
Foreign Market [Member] | Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,171,525	2,210,219
Foreign Market [Member] | Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	65,991	96,463
Foreign Market [Member] | Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	808,493	556,798
Foreign Market [Member] | Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	172,763	218,010
Foreign Market [Member] | Government Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	151,879	204,429
Foreign Market [Member] | Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,164,321	4,496,434
Foreign Market [Member] | Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,520,546	6,056,928
Foreign Market [Member] | Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	602,962	740,379
Foreign Market [Member] | Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,472,215	4,626,201
Foreign Market [Member] | Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,719,168	13,116,938
Foreign Market [Member] | Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,993,836	5,753,166
Foreign Market [Member] | Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 4,366,782	$ 4,463,412